PROPERTY AND EQUIPMENT NET	6 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT NET
PROPERTY AND EQUIPMENT, NET

NOTE 7 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	June 30,	December 31,
	2024	2023
	(unaudited)
Office equipment and furniture	$576,570	$590,156
Transportation vehicles	209,165	214,094
Electronic equipment	71,351	73,033
Subtotal	857,086	877,283
Less: accumulated depreciation	(853,811)	(872,126)
Property and equipment, net	$3,275	$5,157

Depreciation expense was $1,776 and $6,491 for the six months ended June 30, 2024 and 2023, respectively.